Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Commissions (including $932,123, $630,433 and $799,997, respectively, to related party)	$ (3,371,426)	$ (3,703,657)	$ (2,842,708)
Net revenue	52,264,141	61,083,227	47,591,924
us-gaap_OperatingIncomeLossAbstract
Voyage expenses, net	5,676,737	6,057,692	3,993,031
Vessel operating expenses (including $207,602, $191,655 and $272,283, respectively, to related party)	24,955,537	25,667,279	20,758,708
Dry-docking expenses	2,807,068	8,549,609	3,404,323
Vessel depreciation	12,410,687	13,877,730	10,966,621
Related party management fees	4,413,766	4,209,166	3,281,361
General and administrative expenses (including $1,460,000, $1,354,600 and $1,415,000, respectively, to related party)	3,171,053	3,271,195	3,459,943
Net gain on sale of vessel	(2,793,749)	0	0
Impairment loss	0	2,796,605	0
Other operating loss	(1,347,087)	2,950,000	500,000
Bad debt expense	0	0	134,294
Total operating expenses	49,294,012	67,379,276	46,498,281
Operating income / (loss)	2,970,129	(6,296,049)	1,093,643
Other income / (expenses)
Interest and other financing costs	(6,880,973)	(7,956,478)	(6,486,814)
Gain on derivatives, net	(44,175)	637,697	1,218,375
Interest income	206,704	103,524	897,618
Foreign exchange gain / (loss)	(40,541)	(5,938)	(5,794)
Total other expenses, net	(6,758,985)	(7,221,195)	(4,376,615)
Net income / (loss)	(3,788,856)	(13,517,244)	(3,282,972)
Net loss attributable to the non-controlling interest	(475,365)	911,370	374,068
Net income / (loss) attributable to controlling shareholders	$ (4,264,221)	$ (12,605,874)	$ (2,908,904)
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (1.55)	$ (4.62)	$ (1.05)
Weighted average number of shares outstanding during the year, basic (in shares)	2,755,937	2,727,698	2,763,121
Time Charter Revenue [Member]
Revenues
Revenue	$ 55,635,567	$ 64,786,884	$ 47,824,857
Voyage Charter Revenue [Member]
Revenues
Revenue	$ 0	$ 0	$ 2,609,775